Derivative Liabilities - Schedule of Change in Fair Value of the Derivative Liabilities (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 20, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Value of conversion of debt	$ 4,200
Less : current portion		$ 25,006	$ 341,464
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities - Beginning		554,916
Value of conversion of debt			213,453	270,331
Less derivatives due to conversion		(286,296)	(101,493)	(412,086)
Fair value mark to market adjustment for derivatives		(243,615)	442,957	141,755
Derivative liabilities - End		25,005	554,916
Less : current portion		(25,006)	(554,917)
Long-term derivative liabilities